Discontinued Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statements of Operations and Comprehensive Income (Loss)
Revenue	$ 188,930	$ 167,486	$ 186,402
Loss before Income tax	(60,126)	(97,559)	(103,517)
Loss after Income tax for the period from discontinued operations	0	0	(4,917)
Statements of Cash Flows
Net cash flows used in operating activities	(47,920)	(57,203)	(72,976)
Net cash flows (used in) / from investing activities	75,636	(10,402)	62,533
Discontinued operations
Statements of Operations and Comprehensive Income (Loss)
Revenue	0	0	14,632
Expenses	0	0	(19,549)
Loss before Income tax	0	0	(4,917)
Statements of Cash Flows
Net cash flows used in operating activities	0	0	(6,729)
Net cash flows (used in) / from investing activities	$ 0	$ 0	$ 47